Description of Business and Organization	6 Months Ended
Jun. 30, 2025
Description of Business and Organization [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

1. DESCRIPTION OF BUSINESS AND ORGANIZATION

(a)	Description of Business

Youlife Group Inc. (the “Company”) was incorporated as a Cayman Islands exempted company on April 2, 2024. The Company, through its wholly owned subsidiaries, now comprising the Group, is principally engaged in the provision of vocational education services, human resources (“HR”) recruitment services, employee management services and market services in the People’s Republic of China (the “PRC”).

(b)	Merger and recapitalization

On July 9, 2025 (the “Closing Date”), the Company consummated the previously announced business combination with Distoken Acquisition Corporation (“Distoken”), pursuant to the business combination agreement, dated as of May 17, 2024, as amended on November 13, 2024 and January 17, 2025 (as it may be further amended, supplemented and/or restated from time to time, the “Business Combination Agreement”) by and among Distoken, the Company, Xiaosen Sponsor LLC, a Cayman Islands limited liability company (the “Sponsor”), Youlife I Limited, a Cayman Islands exempted company and a wholly-owned subsidiary of the Company (“First Merger Sub”), Youlife II Limited, a Cayman Islands exempted company and a wholly-owned subsidiary of the Company (“Second Merger Sub”), and Youlife International Holdings Inc., a Cayman Islands exempted company (“Youlife”).

Pursuant to the Business Combination Agreement, subject to the terms and conditions set forth therein, at the closing of the transactions contemplated by the Business Combination Agreement(the “Closing”), (a) First Merger Sub will merge with and into Youllife(the “First Merger”), with Youlife surviving the First Merger as a wholly-owned subsidiary of the Company and the outstanding shares of Youlife being converted into the right to receive shares of the Company; and (b) Second Merger Sub will merge with and into Distoken (the “Second Merger”, and together with First Merger, the “Mergers”), with Distoken surviving the Second Merger as a wholly-owned subsidiary of the Company and the outstanding securities of Distoken being converted into the right to receive substantially equivalent securities of the Company (the Mergers together with the other transactions contemplated by the Business Combination Agreement and other ancillary documents, the “Business Combination”).

Upon the consummation of the Merger Transaction,

(a)	(i) Each security of Youlife that was not subject to any lock-up restrictions, other than the ordinary shares of Youlife held by Youtch Investment Co., Ltd., a holding company wholly owned by Mr. Yunlei Wang, Chief Executive Officer and Chairman of the Board of Directors of Youlife and the Company (the “Youlife Founder Shares”), that was issued and outstanding immediately prior to the time the First Merger was effective (the “First Merger Effective Time”) was cancelled and converted into the right to receive such number of Class A ordinary shares of the Company (“Company Class A Ordinary Shares”) equal to the Exchange Ratio (as defined below) in the form of the Company ADSs,

(ii) Each security of Youlife that was subject to lock-up restrictions, other than the Youlife Founder Shares, that was issued and outstanding immediately prior to the time the First Merger Effective Time was cancelled and converted into the right to receive such number of the Company Class A Ordinary Shares equal to the Exchange Ratio, in each case in accordance with the Business Combination Agreement,

(iii) Each Youlife Founder Share that was issued and outstanding immediately prior to the First Merger Effective Time was cancelled and converted into the right to receive such number of Class B ordinary shares of the Company (“Company Class B Ordinary Shares”) equal to the Exchange Ratio and in accordance with the Business Combination Agreement, with each such Company Class B Ordinary Share entitling each holder thereof to 20 votes for each Company Class B Ordinary Share held by such holder,

221,777,718 ordinary shares were recapitalized into 45,292,909 ordinary shares including 34,132,101 Class A ordinary shares and 11,160,808 Class B ordinary shares. 120,978,810 preferred shares were recapitalized into 24,707,091 preferred shares. All applicable share and per share amounts in the consolidated and combined financial statements have been retrospectively adjusted to reflect the effects of the recapitalization (“Recapitalization”).

(b)	Each outstanding ordinary share of Distoken that was issued and outstanding immediately prior to the time the Second Merger was effective was cancelled and converted into the right to receive an equivalent number of the Company Class A Ordinary Shares in the form of the Company ADSs (excluding certain restricted securities held by the Sponsor which was exchanged for the Company Class A Ordinary Shares).

Each outstanding public warrant and Private Warrant (as defined below) of Distoken was convert into one Company public warrant and one Company private warrant, respectively (which has the right to acquire the Company ADSs), and (e) each issued and outstanding purchaser right of Distoken (excluding certain restricted securities held by the Sponsor which was exchanged for the Company Class A Ordinary Shares) was automatically converted into one-tenth of one Company Class A Ordinary Share in the form of the Company ADSs.

3,343,552 ordinary shares were issued to then holders of the Company Class A ordinary shares, including 51,052 Class A ordinary shares of Distoken held by public shareholders and 2,324,500 Class A ordinary shares of Dsitoken held by the Sponsor and 278,000 representative shares of Distoken and 690,000 issued and outstanding right Distoken which will automatically be converted into one-tenth of one Class A ordinary share in the form of the Company ADSs.

(c)	2,704,949 ordinary shares were issued to a number of investors (the “PIPE Investors”) for a total consideration of US$27,049 (the “PIPE Investments”).

“Exchange Ratio” means (i) the Merger Consideration as of the First Merger Effective Time divided by (ii) the total number of ordinary shares and preferred shares of Youlife. The Company Class A Ordinary Shares and the Company Class B Ordinary Shares are collectively referred to as “Company Ordinary Shares.”

Pursuant to the Mergers above stated, Distoken was considered as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of the Company represented a continuation of its operations with the Mergers treated as the equivalent of the Company issuing shares for the net assets of Distoken, accompanied by a recapitalization. The net assets of the Company are stated at historical cost, with no goodwill or other intangible assets recorded.

On July 10, 2025, the ADSs of the Company commenced trading on The Nasdaq Stock Market LLC (“Nasdaq”) under the symbol “YOUL.” The Warrants of the Company are quoted on the Over-the-Counter market (“OTC market”).